UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-07507

Deutsche Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2015

ITEM 1.	REPORT TO STOCKHOLDERS

December 31, 2015

Annual Report

Deutsche Investments VIT Funds

Deutsche Equity 500 Index VIP

Contents

3 Performance Summary

4 Management Summary

5 Portfolio Summary

6 Investment Portfolio

18 Statement of Assets and Liabilities

19 Statement of Operations

19 Statement of Changes in Net Assets

22 Financial Highlights

24 Notes to Financial Statements

30 Report of Independent Registered Public Accounting Firm

31 Information About Your Fund's Expenses

32 Tax Information

32 Proxy Voting

33 Advisory Agreement Board Considerations and Fee Evaluation

36 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

DeAWM Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary December 31, 2015 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance figures for Classes A, B and B2 differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2015 are 0.34%, 0.62% and 0.74% for Class A, Class B and Class B2 shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Growth of an Assumed $10,000 Investment
■ Deutsche Equity 500 Index VIP — Class A ■ S&P 500® Index

The Standard & Poor's 500® (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended December 31

Comparative Results (as of December 31, 2015)
Deutsche Equity 500 Index VIP		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,113	$15,128	$17,824	$19,744
	Average annual total return	1.13%	14.80%	12.25%	7.04%
S&P 500 Index	Growth of $10,000	$10,138	$15,259	$18,075	$20,242
	Average annual total return	1.38%	15.13%	12.57%	7.31%
Deutsche Equity 500 Index VIP		1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$10,092	$15,022	$17,598	$19,264
	Average annual total return	0.92%	14.53%	11.97%	6.78%
S&P 500 Index	Growth of $10,000	$10,138	$15,259	$18,075	$20,242
	Average annual total return	1.38%	15.13%	12.57%	7.31%
Deutsche Equity 500 Index VIP		1-Year	3-Year	5-Year	10-Year
Class B2	Growth of $10,000	$10,076	$14,966	$17,495	$19,030
	Average annual total return	0.76%	14.38%	11.84%	6.65%
S&P 500 Index	Growth of $10,000	$10,138	$15,259	$18,075	$20,242
	Average annual total return	1.38%	15.13%	12.57%	7.31%

The growth of $10,000 is cumulative.

Management Summary December 31, 2015 (Unaudited)

The Fund returned 1.13% in 2015 (Class A shares, unadjusted for contract charges), which compares with a return of 1.38% for the Standard & Poor’s 500® (S&P 500) Index.1 Since the Fund’s strategy is to replicate the performance of the index before the deduction of expenses, the Fund’s return is normally close to the return of the index.

As the nearly flat return of the index would indicate, stocks encountered a mixed environment in 2015. On the plus side, stock-market performance was helped by the relative strength of the U.S. economy. The domestic economy continued to experience a modest expansion, highlighted by strength in employment, the housing and auto markets, and consumer spending. In contrast, the world’s other major developed markets struggled to produce positive growth. Investors gravitated to companies in a position to benefit from the positive domestic economic conditions, which helped support the performance of U.S. equities.

Despite these positives, stocks faced increased headwinds during the second half of the year as it became increasingly evident that growth outside of the United States was waning. In particular, China’s economy — while strong compared to the rest of the world — continued to slow. This trend had a broad-based impact on the global markets, as it fueled a decline in commodity prices and resulted in slower growth throughout the emerging markets. It also prompted China’s central bank to devalue the nation’s currency, the yuan, which led to weakness throughout the global financial markets during August and September. Stocks were further pressured by the strength of the U.S. dollar, which depressed profits for companies that earn a large percentage of their revenues outside of the United States. Not least, the persistent uncertainty regarding the timing of the U.S. Federal Reserve Board's (the Fed) first interest rate hike — which ultimately occurred in December — proved to be negative factor for investor sentiment.

On a sector basis, the consumer discretionary, health care, consumer staples, information technology and telecommunications services sectors all finished with returns in excess of the index.2,3 The consumer discretionary sector gained a boost from the favorable impact of rising wages, falling unemployment and lower energy prices on consumer spending. In health care, meanwhile, the gains were broad-based, with strength among insurance, medical device, biotechnology and pharmaceutical stocks. At a time of slow global growth, investors were attracted to the health care sector’s combination of defensive qualities and above-average earnings potential.

On the other end of the spectrum, energy was by far the worst-performing sector in the benchmark during 2015. The prices of oil and gas fell sharply, depressing profits and leading to questions about the long-term viability of many of the sector’s smaller players. The downturn in oil was accompanied by weakness across the commodities complex, causing the materials sector to finish as the second-worst sector performer in 2015. The majority of the stocks in the materials group suffered a loss during the year, with particular weakness occurring among mining companies and fertilizer producers. The utilities, industrials and financial sectors also trailed the broader S&P 500 Index.

Brent Reeder

Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

Portfolio Manager

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

1 The Standard & Poor’s 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvested dividends and do not reflect any fees or expenses it is not possible to invest directly into an index.

2 The consumer discretionary sector represents industries that produce goods and services that are not necessities in everyday life.

3 Consumer staples are the industries that manufacture and sell products such as food and beverages, prescription drugs, and household products.

Portfolio Summary (Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	12/31/15	12/31/14

Common Stocks	100%	99%
Cash Equivalents	0%	1%
	100%	100%

Sector Diversification (As a % of Common Stocks)	12/31/15	12/31/14

Information Technology	21%	20%
Financials	16%	17%
Health Care	15%	14%
Consumer Discretionary	13%	12%
Consumer Staples	10%	10%
Industrials	10%	10%
Energy	7%	9%
Utilities	3%	3%
Materials	3%	3%
Telecommunication Services	2%	2%
	100%	100%

Ten Largest Equity Holdings (18.8% of Net Assets)
1. Apple, Inc. Designs, manufactures and markets personal computers and related computing and mobile communications devices	3.3%
2. Alphabet, Inc. Operates as a holding company and through its subsidiaries provides Web-based search, maps, commerce and hardware products	2.5%
3. Microsoft Corp. Develops, manufactures, licenses, sells and supports software products	2.5%
4. Exxon Mobil Corp. Explorer and producer of oil and gas	1.8%
5. General Electric Co. Diversified technology, media and financial services company	1.6%
6. Johnson & Johnson Provider of health care products	1.6%
7. Amazon.com, Inc. An online retailer; sells books, music and videotapes	1.4%
8. Wells Fargo & Co. A diversified financial services company	1.4%
9. Berkshire Hathaway, Inc. Holding company of insurance business and a variety of other businesses	1.4%
10. JPMorgan Chase & Co. Provider of global financial services	1.3%
Portfolio holdings and characteristics are subject to change. For more complete details about the Fund's investment portfolio, see page 6.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio December 31, 2015

	Shares	Value ($)

Common Stocks 99.5%
Consumer Discretionary 12.8%
Auto Components 0.4%
BorgWarner, Inc.	7,092	306,587
Delphi Automotive PLC	8,644	741,050
Goodyear Tire & Rubber Co.	8,480	277,042
Johnson Controls, Inc.	20,160	796,118
		2,120,797
Automobiles 0.6%
Ford Motor Co.	121,157	1,707,102
General Motors Co.	44,046	1,498,005
Harley-Davidson, Inc. (a)	6,014	272,975
		3,478,082
Distributors 0.1%
Genuine Parts Co.	4,632	397,842
Diversified Consumer Services 0.0%
H&R Block, Inc.	7,361	245,195
Hotels, Restaurants & Leisure 1.9%
Carnival Corp.	14,301	779,119
Chipotle Mexican Grill, Inc.*	974	467,374
Darden Restaurants, Inc.	3,597	228,913
Marriott International, Inc. "A" (a)	5,929	397,480
McDonald's Corp.	28,595	3,378,213
Royal Caribbean Cruises Ltd.	5,312	537,628
Starbucks Corp.	46,243	2,775,967
Starwood Hotels & Resorts Worldwide, Inc.	5,272	365,244
Wyndham Worldwide Corp.	3,666	266,335
Wynn Resorts Ltd. (a)	2,497	172,767
Yum! Brands, Inc.	13,493	985,664
		10,354,704
Household Durables 0.4%
D.R. Horton, Inc.	10,392	332,856
Garmin Ltd. (a)	3,540	131,582
Harman International Industries, Inc.	2,205	207,733
Leggett & Platt, Inc.	4,323	181,652
Lennar Corp. "A" (a)	5,578	272,820
Mohawk Industries, Inc.*	1,964	371,962
Newell Rubbermaid, Inc.	8,306	366,129
PulteGroup, Inc.	9,737	173,513
Whirlpool Corp.	2,424	356,013
		2,394,260
Internet & Catalog Retail 2.2%
Amazon.com, Inc.*	11,962	8,084,996
Expedia, Inc.	3,707	460,780
Netflix, Inc.*	13,298	1,521,025
The Priceline Group, Inc.*	1,549	1,974,898
TripAdvisor, Inc.* (a)	3,483	296,926
		12,338,625
Leisure Products 0.1%
Hasbro, Inc.	3,450	232,392
Mattel, Inc. (a)	10,363	281,563
		513,955
Media 3.0%
Cablevision Systems Corp. (New York Group) "A"	6,745	215,165
CBS Corp. "B"	13,445	633,663
	Shares	Value ($)

Comcast Corp. "A"	75,958	4,286,310
Discovery Communications, Inc. "A"* (a)	4,746	126,623
Discovery Communications, Inc. "C"*	8,004	201,861
Interpublic Group of Companies, Inc.	12,665	294,841
News Corp. "A"	11,832	158,076
News Corp. "B"	3,586	50,061
Omnicom Group, Inc.	7,562	572,141
Scripps Networks Interactive, Inc. "A" (a)	3,038	167,728
TEGNA, Inc.	6,793	173,357
Time Warner Cable, Inc.	8,808	1,634,677
Time Warner, Inc.	24,859	1,607,632
Twenty-First Century Fox, Inc. "A"	36,372	987,864
Twenty-First Century Fox, Inc. "B"	13,502	367,659
Viacom, Inc. "B"	10,782	443,787
Walt Disney Co. (a)	47,330	4,973,436
		16,894,881
Multiline Retail 0.6%
Dollar General Corp.	9,026	648,699
Dollar Tree, Inc.*	7,268	561,235
Kohl's Corp.	5,848	278,540
Macy's, Inc.	9,758	341,335
Nordstrom, Inc. (a)	4,190	208,704
Target Corp. (a)	19,237	1,396,798
		3,435,311
Specialty Retail 2.6%
Advance Auto Parts, Inc.	2,267	341,206
AutoNation, Inc.*	2,339	139,545
AutoZone, Inc.*	955	708,524
Bed Bath & Beyond, Inc.* (a)	5,189	250,369
Best Buy Co., Inc.	9,139	278,283
CarMax, Inc.* (a)	6,231	336,287
GameStop Corp. "A" (a)	3,225	90,429
Home Depot, Inc.	39,519	5,226,388
L Brands, Inc.	7,949	761,673
Lowe's Companies, Inc.	28,487	2,166,151
O'Reilly Automotive, Inc.* (a)	3,077	779,773
Ross Stores, Inc.	12,534	674,455
Signet Jewelers Ltd.	2,456	303,783
Staples, Inc.	20,156	190,877
The Gap, Inc. (a)	7,074	174,728
Tiffany & Co.	3,456	263,658
TJX Companies, Inc.	20,848	1,478,332
Tractor Supply Co. (a)	4,196	358,758
Urban Outfitters, Inc.* (a)	2,644	60,151
		14,583,370
Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc.	8,449	276,536
Fossil Group, Inc.* (a)	1,417	51,805
Hanesbrands, Inc.	12,271	361,136
Michael Kors Holdings Ltd.*	5,731	229,584
NIKE, Inc. "B"	41,940	2,621,250
PVH Corp.	2,562	188,691
Ralph Lauren Corp.	1,867	208,133
Under Armour, Inc. "A"* (a)	5,599	451,335
VF Corp.	10,659	663,523
		5,051,993
	Shares	Value ($)

Consumer Staples 10.0%
Beverages 2.3%
Brown-Forman Corp. "B"	3,126	310,349
Coca-Cola Co.	121,772	5,231,325
Coca-Cola Enterprises, Inc.	6,574	323,704
Constellation Brands, Inc. "A"	5,390	767,752
Dr. Pepper Snapple Group, Inc. (a)	5,909	550,719
Molson Coors Brewing Co. "B"	4,891	459,363
Monster Beverage Corp.*	4,692	698,920
PepsiCo, Inc.	45,310	4,527,375
		12,869,507
Food & Staples Retailing 2.4%
Costco Wholesale Corp.	13,589	2,194,624
CVS Health Corp.	34,466	3,369,741
Kroger Co.	30,311	1,267,909
Sysco Corp.	16,464	675,024
Wal-Mart Stores, Inc.	48,803	2,991,624
Walgreens Boots Alliance, Inc.	27,164	2,313,150
Whole Foods Market, Inc.	10,600	355,100
		13,167,172
Food Products 1.7%
Archer-Daniels-Midland Co.	18,449	676,709
Campbell Soup Co. (a)	5,617	295,173
ConAgra Foods, Inc.	13,396	564,775
General Mills, Inc.	18,652	1,075,474
Hormel Foods Corp.	4,215	333,322
Kellogg Co.	7,947	574,330
Keurig Green Mountain, Inc. (a)	3,613	325,098
Kraft Heinz Co.	18,524	1,347,806
McCormick & Co., Inc. (a)	3,556	304,251
Mead Johnson Nutrition Co.	6,132	484,122
Mondelez International, Inc. "A"	49,481	2,218,728
The Hershey Co.	4,437	396,091
The JM Smucker Co.	3,716	458,332
Tyson Foods, Inc. "A" (a)	9,130	486,903
		9,541,114
Household Products 1.9%
Church & Dwight Co., Inc.	4,080	346,310
Clorox Co.	3,980	504,783
Colgate-Palmolive Co.	28,013	1,866,226
Kimberly-Clark Corp.	11,275	1,435,308
Procter & Gamble Co.	84,677	6,724,201
		10,876,828
Personal Products 0.1%
Estee Lauder Companies, Inc. "A"	6,941	611,225
Tobacco 1.6%
Altria Group, Inc.	61,031	3,552,614
Philip Morris International, Inc.	48,219	4,238,932
Reynolds American, Inc.	25,891	1,194,870
		8,986,416
Energy 6.5%
Energy Equipment & Services 1.0%
Baker Hughes, Inc.	13,619	628,517
Cameron International Corp.*	5,994	378,821
Diamond Offshore Drilling, Inc. (a)	1,919	40,491
Ensco PLC "A"	7,355	113,194
FMC Technologies, Inc.*	6,943	201,416
Halliburton Co.	26,705	909,038
Helmerich & Payne, Inc. (a)	3,449	184,694
National Oilwell Varco, Inc. (a)	11,782	394,579
Schlumberger Ltd.	39,220	2,735,595
	Shares	Value ($)

Transocean Ltd. (a)	10,980	135,932
		5,722,277
Oil, Gas & Consumable Fuels 5.5%
Anadarko Petroleum Corp.	15,917	773,248
Apache Corp.	11,811	525,235
Cabot Oil & Gas Corp.	12,766	225,831
Chesapeake Energy Corp. (a)	16,148	72,666
Chevron Corp.	58,494	5,262,120
Cimarex Energy Co.	2,914	260,453
Columbia Pipeline Group, Inc.	12,194	243,880
ConocoPhillips	38,134	1,780,476
CONSOL Energy, Inc. (a)	7,781	61,470
Devon Energy Corp.	12,063	386,016
EOG Resources, Inc.	17,117	1,211,712
EQT Corp.	4,617	240,684
Exxon Mobil Corp.	129,468	10,092,031
Hess Corp.	7,550	366,024
Kinder Morgan, Inc.	56,789	847,292
Marathon Oil Corp.	21,333	268,583
Marathon Petroleum Corp.	16,577	859,352
Murphy Oil Corp.	5,276	118,446
Newfield Exploration Co.*	5,164	168,140
Noble Energy, Inc.	13,315	438,463
Occidental Petroleum Corp.	23,769	1,607,022
ONEOK, Inc.	6,529	161,005
Phillips 66	14,804	1,210,967
Pioneer Natural Resources Co.	4,679	586,653
Range Resources Corp. (a)	5,132	126,299
Southwestern Energy Co.* (a)	11,993	85,270
Spectra Energy Corp.	20,946	501,447
Tesoro Corp.	3,721	392,082
Valero Energy Corp.	14,943	1,056,620
Williams Companies, Inc.	21,380	549,466
		30,478,953
Financials 16.4%
Banks 6.0%
Bank of America Corp.	323,844	5,450,295
BB&T Corp.	24,170	913,868
Citigroup, Inc.	92,683	4,796,345
Comerica, Inc.	5,469	228,768
Fifth Third Bancorp.	24,901	500,510
Huntington Bancshares, Inc.	25,120	277,827
JPMorgan Chase & Co.	114,589	7,566,312
KeyCorp	25,645	338,258
M&T Bank Corp.	5,011	607,233
People's United Financial, Inc. (a)	9,496	153,360
PNC Financial Services Group, Inc.	15,795	1,505,421
Regions Financial Corp.	40,873	392,381
SunTrust Banks, Inc.	15,962	683,812
U.S. Bancorp.	51,247	2,186,709
Wells Fargo & Co.	144,544	7,857,412
Zions Bancorp. (a)	6,302	172,045
		33,630,556
Capital Markets 2.1%
Affiliated Managers Group, Inc.*	1,681	268,557
Ameriprise Financial, Inc.	5,378	572,327
Bank of New York Mellon Corp.	33,954	1,399,584
BlackRock, Inc.	3,926	1,336,881
Charles Schwab Corp.	37,389	1,231,220
E*TRADE Financial Corp.*	8,931	264,715
Franklin Resources, Inc.	11,726	431,751
Invesco Ltd.	13,228	442,873
	Shares	Value ($)

Legg Mason, Inc.	3,369	132,166
Morgan Stanley	47,107	1,498,474
Northern Trust Corp.	6,860	494,537
State Street Corp.	12,612	836,932
T. Rowe Price Group, Inc.	7,779	556,121
The Goldman Sachs Group, Inc.	12,328	2,221,875
		11,688,013
Consumer Finance 0.8%
American Express Co.	26,075	1,813,516
Capital One Financial Corp.	16,568	1,195,878
Discover Financial Services	13,229	709,339
Navient Corp.	11,431	130,885
Synchrony Financial*	25,789	784,244
		4,633,862
Diversified Financial Services 2.0%
Berkshire Hathaway, Inc. "B"*	58,297	7,697,536
CME Group, Inc.	10,570	957,642
Intercontinental Exchange, Inc.	3,695	946,881
Leucadia National Corp.	10,630	184,856
McGraw Hill Financial, Inc.	8,427	830,733
Moody's Corp.	5,314	533,207
Nasdaq, Inc.	3,478	202,315
		11,353,170
Insurance 2.7%
ACE Ltd.	10,132	1,183,924
Aflac, Inc.	13,340	799,066
Allstate Corp.	12,043	747,750
American International Group, Inc.	38,479	2,384,544
Aon PLC	8,524	785,998
Assurant, Inc.	2,062	166,074
Chubb Corp.	7,106	942,540
Cincinnati Financial Corp.	4,545	268,928
Hartford Financial Services Group, Inc.	12,731	553,289
Lincoln National Corp.	7,781	391,073
Loews Corp.	8,606	330,470
Marsh & McLennan Companies, Inc.	16,238	900,397
MetLife, Inc.	34,458	1,661,220
Principal Financial Group, Inc.	8,599	386,783
Progressive Corp.	18,326	582,767
Prudential Financial, Inc.	13,966	1,136,972
The Travelers Companies, Inc.	9,463	1,067,994
Torchmark Corp.	3,475	198,631
Unum Group	7,463	248,443
XL Group PLC	9,146	358,340
		15,095,203
Real Estate Investment Trusts 2.7%
American Tower Corp. (REIT)	13,199	1,279,643
Apartment Investment & Management Co. "A" (REIT)	4,860	194,546
AvalonBay Communities, Inc. (REIT)	4,223	777,581
Boston Properties, Inc. (REIT)	4,809	613,340
Crown Castle International Corp. (REIT)	10,316	891,818
Equinix, Inc. (REIT)	1,922	581,213
Equity Residential (REIT)	11,391	929,392
Essex Property Trust, Inc. (REIT)	2,054	491,748
General Growth Properties, Inc. (REIT)	18,187	494,868
HCP, Inc. (REIT)	14,573	557,271
Host Hotels & Resorts, Inc. (REIT)	23,462	359,907
	Shares	Value ($)

Iron Mountain, Inc. (REIT) (a)	6,123	165,382
Kimco Realty Corp. (REIT)	12,656	334,878
Plum Creek Timber Co., Inc. (REIT)	5,458	260,456
Prologis, Inc. (REIT)	16,412	704,403
Public Storage (REIT)	4,568	1,131,493
Realty Income Corp. (REIT)	7,668	395,899
Simon Property Group, Inc. (REIT)	9,622	1,870,902
SL Green Realty Corp. (REIT)	3,088	348,882
The Macerich Co. (REIT)	4,172	336,639
Ventas, Inc. (REIT)	10,391	586,364
Vornado Realty Trust (REIT)	5,535	553,279
Welltower, Inc. (REIT)	11,012	749,146
Weyerhaeuser Co. (REIT)	16,016	480,160
		15,089,210
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	9,158	316,684
Health Care 15.1%
Biotechnology 3.7%
AbbVie, Inc.	50,871	3,013,598
Alexion Pharmaceuticals, Inc.*	6,996	1,334,487
Amgen, Inc.	23,452	3,806,963
Baxalta, Inc.	16,887	659,100
Biogen, Inc.*	6,937	2,125,150
Celgene Corp.*	24,452	2,928,371
Gilead Sciences, Inc.	44,856	4,538,979
Regeneron Pharmaceuticals, Inc.*	2,416	1,311,574
Vertex Pharmaceuticals, Inc.*	7,662	964,109
		20,682,331
Health Care Equipment & Supplies 2.2%
Abbott Laboratories	46,381	2,082,971
Baxter International, Inc.	17,058	650,763
Becton, Dickinson & Co.	6,586	1,014,837
Boston Scientific Corp.*	42,147	777,191
C.R. Bard, Inc.	2,270	430,029
DENTSPLY International, Inc.	4,365	265,610
Edwards Lifesciences Corp.*	6,696	528,850
Intuitive Surgical, Inc.*	1,161	634,092
Medtronic PLC	43,759	3,365,942
St. Jude Medical, Inc.	8,802	543,699
Stryker Corp.	9,790	909,882
Varian Medical Systems, Inc.*	3,078	248,702
Zimmer Biomet Holdings, Inc.	5,352	549,062
		12,001,630
Health Care Providers & Services 2.7%
Aetna, Inc.	10,896	1,178,075
AmerisourceBergen Corp.	6,050	627,445
Anthem, Inc.	8,099	1,129,325
Cardinal Health, Inc.	10,258	915,732
Cigna Corp.	8,051	1,178,103
DaVita HealthCare Partners, Inc.*	5,251	366,047
Express Scripts Holding Co.*	21,040	1,839,106
HCA Holdings, Inc.*	9,847	665,953
Henry Schein, Inc.*	2,581	408,288
Humana, Inc.	4,642	828,643
Laboratory Corp. of America Holdings*	3,139	388,106
McKesson Corp.	7,134	1,407,039
Patterson Companies, Inc.	2,660	120,259
Quest Diagnostics, Inc.	4,411	313,799
Tenet Healthcare Corp.*	3,100	93,930
UnitedHealth Group, Inc.	29,637	3,486,497
	Shares	Value ($)

Universal Health Services, Inc. "B"	2,794	333,855
		15,280,202
Health Care Technology 0.1%
Cerner Corp.* (a)	9,415	566,501
Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	10,443	436,622
Illumina, Inc.*	4,554	874,118
PerkinElmer, Inc.	3,520	188,566
Thermo Fisher Scientific, Inc.	12,402	1,759,224
Waters Corp.*	2,531	340,622
		3,599,152
Pharmaceuticals 5.8%
Allergan PLC*	12,262	3,831,875
Bristol-Myers Squibb Co.	51,912	3,571,026
Eli Lilly & Co.	30,368	2,558,808
Endo International PLC*	6,564	401,848
Johnson & Johnson	86,109	8,845,116
Mallinckrodt PLC*	3,579	267,101
Merck & Co., Inc.	86,916	4,590,903
Mylan NV*	12,880	696,422
Perrigo Co. PLC	4,584	663,305
Pfizer, Inc.	192,065	6,199,858
Zoetis, Inc.	14,148	677,972
		32,304,234
Industrials 10.0%
Aerospace & Defense 2.7%
Boeing Co.	19,607	2,834,976
General Dynamics Corp.	9,241	1,269,344
Honeywell International, Inc.	23,980	2,483,608
L-3 Communications Holdings, Inc.	2,424	289,692
Lockheed Martin Corp.	8,207	1,782,150
Northrop Grumman Corp.	5,675	1,071,497
Precision Castparts Corp.	4,298	997,179
Raytheon Co.	9,388	1,169,088
Rockwell Collins, Inc.	4,079	376,492
Textron, Inc.	8,538	358,681
United Technologies Corp.	25,726	2,471,497
		15,104,204
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	4,519	280,268
Expeditors International of Washington, Inc.	5,891	265,684
FedEx Corp.	8,194	1,220,824
United Parcel Service, Inc. "B"	21,590	2,077,606
		3,844,382
Airlines 0.6%
American Airlines Group, Inc.	19,740	835,989
Delta Air Lines, Inc.	24,369	1,235,265
Southwest Airlines Co.	20,173	868,649
United Continental Holdings, Inc.*	11,646	667,316
		3,607,219
Building Products 0.1%
Allegion PLC	2,994	197,365
Masco Corp.	10,434	295,282
		492,647
Commercial Services & Supplies 0.4%
ADT Corp. (a)	5,051	166,582
Cintas Corp.	2,720	247,656
Pitney Bowes, Inc.	5,977	123,425
Republic Services, Inc.	7,429	326,802
Stericycle, Inc.*	2,671	322,123
	Shares	Value ($)

Tyco International PLC	13,011	414,921
Waste Management, Inc.	12,939	690,554
		2,292,063
Construction & Engineering 0.1%
Fluor Corp.	4,318	203,896
Jacobs Engineering Group, Inc.*	3,800	159,410
Quanta Services, Inc.*	5,198	105,259
		468,565
Electrical Equipment 0.4%
AMETEK, Inc.	7,328	392,708
Eaton Corp. PLC	14,438	751,353
Emerson Electric Co. (a)	20,286	970,279
Rockwell Automation, Inc.	4,064	417,007
		2,531,347
Industrial Conglomerates 2.6%
3M Co.	19,158	2,885,961
Danaher Corp.	18,544	1,722,367
General Electric Co.	293,691	9,148,475
Roper Technologies, Inc.	3,152	598,218
		14,355,021
Machinery 1.2%
Caterpillar, Inc. (a)	18,108	1,230,620
Cummins, Inc.	5,050	444,450
Deere & Co. (a)	9,778	745,768
Dover Corp.	4,759	291,774
Flowserve Corp. (a)	3,946	166,048
Illinois Tool Works, Inc.	10,197	945,058
Ingersoll-Rand PLC	8,071	446,246
PACCAR, Inc.	11,105	526,377
Parker-Hannifin Corp. (a)	4,249	412,068
Pentair PLC	5,599	277,318
Snap-on, Inc.	1,822	312,345
Stanley Black & Decker, Inc.	4,656	496,935
Xylem, Inc.	5,641	205,897
		6,500,904
Professional Services 0.3%
Dun & Bradstreet Corp.	1,124	116,817
Equifax, Inc.	3,698	411,846
Nielsen Holdings PLC	11,231	523,365
Robert Half International, Inc.	4,193	197,658
Verisk Analytics, Inc.*	4,901	376,789
		1,626,475
Road & Rail 0.7%
CSX Corp.	30,398	788,828
J.B. Hunt Transport Services, Inc.	2,794	204,968
Kansas City Southern	3,419	255,297
Norfolk Southern Corp.	9,319	788,294
Ryder System, Inc. (a)	1,741	98,941
Union Pacific Corp.	26,525	2,074,255
		4,210,583
Trading Companies & Distributors 0.2%
Fastenal Co. (a)	8,989	366,931
United Rentals, Inc.*	2,809	203,765
W.W. Grainger, Inc. (a)	1,796	363,851
		934,547
Information Technology 20.6%
Communications Equipment 1.4%
Cisco Systems, Inc.	157,989	4,290,191
F5 Networks, Inc.*	2,194	212,730
Harris Corp.	3,807	330,828
Juniper Networks, Inc.	11,176	308,458
	Shares	Value ($)

Motorola Solutions, Inc.	4,971	340,265
QUALCOMM, Inc.	46,768	2,337,699
		7,820,171
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A"	9,645	503,758
Corning, Inc.	36,787	672,466
FLIR Systems, Inc.	4,150	116,491
TE Connectivity Ltd.	12,017	776,418
		2,069,133
Internet Software & Services 4.3%
Akamai Technologies, Inc.*	5,626	296,096
Alphabet, Inc. "A"*	9,066	7,053,439
Alphabet, Inc. "C"*	9,247	7,017,363
eBay, Inc.*	34,268	941,685
Facebook, Inc. "A"*	70,654	7,394,648
VeriSign, Inc.* (a)	3,004	262,429
Yahoo!, Inc.*	27,123	902,111
		23,867,771
IT Services 3.6%
Accenture PLC "A"	19,481	2,035,765
Alliance Data Systems Corp.*	1,879	519,675
Automatic Data Processing, Inc.	14,275	1,209,378
Cognizant Technology Solutions Corp. "A"*	18,857	1,131,797
CSRA, Inc.	4,417	132,510
Fidelity National Information Services, Inc.	8,576	519,706
Fiserv, Inc.*	7,124	651,561
International Business Machines Corp.	27,785	3,823,772
MasterCard, Inc. "A"	30,770	2,995,767
Paychex, Inc.	10,011	529,482
PayPal Holdings, Inc.*	34,618	1,253,172
Teradata Corp.*	3,996	105,574
Total System Services, Inc.	5,281	262,994
Visa, Inc. "A" (a)	60,595	4,699,142
Western Union Co. (a)	15,684	280,900
Xerox Corp.	29,186	310,247
		20,461,442
Semiconductors & Semiconductor Equipment 2.4%
Analog Devices, Inc.	9,791	541,638
Applied Materials, Inc.	35,704	666,594
Avago Technologies Ltd.	8,158	1,184,134
Broadcom Corp. "A"	17,457	1,009,364
First Solar, Inc.*	2,385	157,386
Intel Corp.	146,646	5,051,955
KLA-Tencor Corp.	4,910	340,509
Lam Research Corp.	4,947	392,891
Linear Technology Corp.	7,537	320,096
Microchip Technology, Inc. (a)	6,278	292,178
Micron Technology, Inc.*	33,752	477,928
NVIDIA Corp.	15,968	526,305
Qorvo, Inc.*	4,430	225,487
Skyworks Solutions, Inc.	5,895	452,913
Texas Instruments, Inc.	31,524	1,727,830
Xilinx, Inc.	8,056	378,390
		13,745,598
Software 4.4%
Activision Blizzard, Inc.	15,708	608,057
Adobe Systems, Inc.*	15,518	1,457,761
Autodesk, Inc.*	7,096	432,359
CA, Inc.	9,785	279,460
	Shares	Value ($)

Citrix Systems, Inc.*	4,778	361,456
Electronic Arts, Inc.*	9,629	661,705
Intuit, Inc.	8,209	792,168
Microsoft Corp.	248,579	13,791,163
Oracle Corp.	99,615	3,638,936
Red Hat, Inc.*	5,706	472,514
salesforce.com, Inc.*	19,411	1,521,822
Symantec Corp.	21,226	445,746
		24,463,147
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	173,499	18,262,505
EMC Corp.	60,310	1,548,761
Hewlett Packard Enterprise Co. (a)	55,842	848,798
HP, Inc.	56,619	670,369
NetApp, Inc.	9,180	243,545
SanDisk Corp.	6,222	472,810
Seagate Technology PLC	9,409	344,934
Western Digital Corp.	7,142	428,877
		22,820,599
Materials 2.7%
Chemicals 2.1%
Air Products & Chemicals, Inc.	6,068	789,507
Airgas, Inc.	2,046	283,003
CF Industries Holdings, Inc.	7,197	293,710
Dow Chemical Co.	34,974	1,800,461
E.I. du Pont de Nemours & Co.	27,266	1,815,916
Eastman Chemical Co.	4,620	311,896
Ecolab, Inc.	8,314	950,955
FMC Corp. (a)	4,189	163,916
International Flavors & Fragrances, Inc.	2,454	293,597
LyondellBasell Industries NV "A"	11,172	970,847
Monsanto Co.	13,720	1,351,694
PPG Industries, Inc.	8,376	827,716
Praxair, Inc.	8,854	906,650
The Mosaic Co.	10,465	288,729
The Sherwin-Williams Co.	2,442	633,943
		11,682,540
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,090	285,452
Vulcan Materials Co.	4,119	391,182
		676,634
Containers & Packaging 0.3%
Avery Dennison Corp.	2,786	174,571
Ball Corp.	4,271	310,630
International Paper Co.	13,008	490,401
Owens-Illinois, Inc.*	5,288	92,117
Sealed Air Corp.	6,090	271,614
WestRock Co.	8,085	368,838
		1,708,171
Metals & Mining 0.2%
Alcoa, Inc.	40,415	398,896
Freeport-McMoRan, Inc. (a)	35,221	238,446
Newmont Mining Corp.	16,259	292,500
Nucor Corp.	9,948	400,904
		1,330,746
Telecommunication Services 2.4%
Diversified Telecommunication Services
AT&T, Inc. (a)	191,447	6,587,691
CenturyLink, Inc.	16,962	426,764
Frontier Communications Corp. (a)	37,080	173,164
	Shares	Value ($)

Level 3 Communications, Inc.*	9,035	491,142
Verizon Communications, Inc.	126,627	5,852,700
		13,531,461
Utilities 3.0%
Electric Utilities 1.7%
American Electric Power Co., Inc.	15,323	892,871
Duke Energy Corp.	21,436	1,530,316
Edison International	10,179	602,699
Entergy Corp.	5,603	383,021
Eversource Energy	9,892	505,184
Exelon Corp.	28,789	799,471
FirstEnergy Corp.	12,978	411,792
NextEra Energy, Inc.	14,281	1,483,653
Pepco Holdings, Inc.	8,014	208,444
Pinnacle West Capital Corp.	3,375	217,620
PPL Corp.	20,976	715,911
Southern Co.	28,283	1,323,362
Xcel Energy, Inc.	15,872	569,963
		9,644,307
Gas Utilities 0.0%
AGL Resources, Inc.	3,747	239,096
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	20,375	194,989
NRG Energy, Inc.	9,273	109,143
		304,132
Multi-Utilities 1.2%
Ameren Corp.	7,453	322,193
CenterPoint Energy, Inc.	13,402	246,061
CMS Energy Corp.	8,769	316,386
Consolidated Edison, Inc.	9,146	587,813
Dominion Resources, Inc.	18,562	1,255,534
DTE Energy Co.	5,648	452,913
NiSource, Inc.	9,973	194,573
PG&E Corp.	15,308	814,233
	Shares	Value ($)

Public Service Enterprise Group, Inc.	15,544	601,397
SCANA Corp.	4,357	263,555
Sempra Energy	7,377	693,512
TECO Energy, Inc.	7,274	193,852
WEC Energy Group, Inc. (a)	9,807	503,196
		6,445,218
Total Common Stocks (Cost $335,679,640)		557,081,378

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills:
0.175%**, 1/21/2016 (b)	15,000	14,999
0.048%**, 3/31/2016 (b)	550,000	549,768
Total Government & Agency Obligations (Cost $564,930)		564,767

	Shares	Value ($)

Securities Lending Collateral 5.1%
Daily Assets Fund, 0.36% (c) (d) (Cost $28,790,180)	28,790,180	28,790,180

Cash Equivalents 0.4%
Central Cash Management Fund, 0.25% (c) (Cost $1,984,717)	1,984,717	1,984,717

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $367,019,467)†	105.1	588,421,042
Other Assets and Liabilities, Net	(5.1)	(28,760,151)
Net Assets	100.0	559,660,891

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $378,801,254. At December 31, 2015, net unrealized appreciation for all securities based on tax cost was $209,619,788. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $235,375,825 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $25,756,037.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2015 amounted to $27,876,908, which is 5.0% of net assets.

(b) At December 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

S&P: Standard & Poor's

At December 31, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
S&P 500 E-Mini Index	USD	3/18/2016	31	3,154,870	(6,410)

Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (e)	$ 557,081,378	$ —	$ —	$ 557,081,378
Government & Agency Obligations	—	564,767	—	564,767
Short-Term Investments (e)	30,774,897	—	—	30,774,897
Total	$ 587,856,275	$ 564,767	$ —	$ 588,421,042
Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (f) Futures Contracts	$ (6,410)	$ —	$ —	$ (6,410)
Total	$ (6,410)	$ —	$ —	$ (6,410)

There have been no transfers between fair value measurement levels during the year ended December 31, 2015.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of December 31, 2015
Assets
Investments: Investments in non-affiliated securities, at value (cost $336,244,570) — including $27,876,908 of securities loaned	$ 557,646,145
Investment in Daily Assets Fund (cost $28,790,180)*	28,790,180
Investment in Central Cash Management Fund (cost $1,984,717)	1,984,717
Total investments in securities, at value (cost $367,019,467)	588,421,042
Cash	16,098
Receivable for Fund shares sold	10,896
Dividends receivable	750,459
Interest receivable	4,525
Foreign taxes recoverable	393
Other assets	9,984
Total assets	$ 589,213,397
Liabilities
Payable upon return of securities loaned	28,790,180
Payable for investments purchased	70,721
Payable for Fund shares redeemed	382,016
Payable for variation margin on futures contracts	31,116
Accrued management fee	89,356
Accrued Trustees' fees	6,229
Other accrued expenses and payables	182,888
Total liabilities	29,552,506
Net assets, at value	$ 559,660,891
Net Assets Consist of
Undistributed net investment income	10,615,081
Net unrealized appreciation (depreciation) on: Investments	221,401,575
Futures	(6,410)
Accumulated net realized gain (loss)	28,279,950
Paid-in capital	299,370,695
Net assets, at value	$ 559,660,891
Class A Net Asset Value, offering and redemption price per share ($530,329,512 ÷ 27,337,468 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 19.40
Class B Net Asset Value, offering and redemption price per share ($12,310,868 ÷ 634,704 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 19.40
Class B2 Net Asset Value, offering and redemption price per share ($17,020,511 ÷ 877,722 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 19.39

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the year ended December 31, 2015
Investment Income
Income: Dividends (net of foreign taxes withheld of $1,253)	$ 12,881,101
Interest	646
Income distributions — Central Cash Management Fund	3,457
Securities lending income, including income from Daily Assets Fund, net of borrower rebates	52,250
Total income	12,937,454
Expenses: Management fee	1,232,288
Administration fee	616,144
Services to shareholders	5,259
Record keeping fee (Class B and Class B2)	35,407
Distribution service fees (Class B and Class B2)	70,855
Custodian fee	40,480
Professional fees	77,699
Reports to shareholders	43,732
Trustees' fees and expenses	24,894
Other	43,401
Total expenses before expense reductions	2,190,159
Expense reductions	(60,454)
Total expenses after expense reductions	2,129,705
Net investment income (loss)	10,807,749
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	40,411,863
Futures	523,959
40,935,822
Change in net unrealized appreciation (depreciation) on: Investments	(44,725,505)
Futures	(142,149)
(44,867,654)
Net gain (loss)	(3,931,832)
Net increase (decrease) in net assets resulting from operations	$ 6,875,917

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Years Ended December 31,
	2015	2014
Operations: Net investment income (loss)	$ 10,807,749	$ 10,405,558
Net realized gain (loss)	40,935,822	29,177,166
Change in net unrealized appreciation (depreciation)	(44,867,654)	37,616,286
Net increase (decrease) in net assets resulting from operations	6,875,917	77,199,010
Distributions to shareholders from: Net investment income: Class A	(9,872,144)	(11,057,697)
Class B	(139,339)	(84,385)
Class B2	(233,490)	(287,223)
Net realized gains: Class A	(27,498,227)	(19,839,875)
Class B	(461,402)	(173,737)
Class B2	(836,657)	(647,089)
Total distributions	(39,041,259)	(32,090,006)
Fund share transactions: Class A Proceeds from shares sold	24,313,549	27,216,371
Reinvestment of distributions	37,370,371	30,897,572
Cost of shares redeemed	(111,171,237)	(91,182,781)
Net increase (decrease) in net assets from Class A share transactions	(49,487,317)	(33,068,838)
Class B Proceeds from shares sold	6,669,770	2,195,802
Reinvestment of distributions	600,741	258,122
Cost of shares redeemed	(1,280,491)	(865,375)
Net increase (decrease) in net assets from Class B share transactions	5,990,020	1,588,549
Class B2 Proceeds from shares sold	675,159	926,523
Reinvestment of distributions	1,070,147	934,312
Cost of shares redeemed	(2,843,635)	(4,285,608)
Net increase (decrease) in net assets from Class B2 share transactions	(1,098,329)	(2,424,773)
Increase (decrease) in net assets	(76,760,968)	11,203,942
Net assets at beginning of period	636,421,859	625,217,917
Net assets at end of period (including undistributed net investment income of $10,615,081 and $10,218,649, respectively)	$ 559,660,891	$ 636,421,859

The accompanying notes are an integral part of the financial statements.

Other Information	Years Ended December 31,
	2015	2014
Class A Shares outstanding at beginning of period	29,911,141	31,567,788
Shares sold	1,225,463	1,399,940
Shares issued to shareholders in reinvestment of distributions	1,892,171	1,693,946
Shares redeemed	(5,691,307)	(4,750,533)
Net increase (decrease) in Class A shares	(2,573,673)	(1,656,647)
Shares outstanding at end of period	27,337,468	29,911,141
Class B Shares outstanding at beginning of period	337,768	255,427
Shares sold	331,792	112,884
Shares issued to shareholders in reinvestment of distributions	30,371	14,128
Shares redeemed	(65,227)	(44,671)
Net increase (decrease) in Class B shares	296,936	82,341
Shares outstanding at end of period	634,704	337,768
Class B2 Shares outstanding at beginning of period	933,560	1,058,904
Shares sold	33,269	47,260
Shares issued to shareholders in reinvestment of distributions	54,075	51,111
Shares redeemed	(143,182)	(223,715)
Net increase (decrease) in Class B2 shares	(55,838)	(125,344)
Shares outstanding at end of period	877,722	933,560

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A	Years Ended December 31,
	2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 20.41	$ 19.01	$ 15.01	$ 13.20	$ 13.17
Income (loss) from investment operations: Net investment income (loss)[a]	.35	.33	.30	.28	.23
Net realized and unrealized gain (loss)	(.10)	2.10	4.37	1.78	.03
Total from investment operations	.25	2.43	4.67	2.06	.26
Less distributions from: Net investment income	(.33)	(.37)	(.31)	(.25)	(.23)
Net realized gains	(.93)	(.66)	(.36)	—	—
Total distributions	(1.26)	(1.03)	(.67)	(.25)	(.23)
Net asset value, end of period	$ 19.40	$ 20.41	$ 19.01	$ 15.01	$ 13.20
Total Return (%)	1.13[b]	13.39[b]	31.93[b]	15.70	1.83
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	530	610	600	668	632
Ratio of expenses before expense reductions (%)	.34	.34	.34	.35	.33
Ratio of expenses after expense reductions (%)	.33	.33	.34	.35	.33
Ratio of net investment income (loss) (%)	1.77	1.70	1.76	1.95	1.74
Portfolio turnover rate (%)	3	3	4[c]	4	6

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

Class B	Years Ended December 31,
	2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 20.40	$ 19.01	$ 15.00	$ 13.19	$ 13.17
Income (loss) from investment operations: Net investment income (loss)[a]	.30	.28	.34	.25	.20
Net realized and unrealized gain (loss)	(.09)	2.09	4.29	1.78	.01
Total from investment operations	.21	2.37	4.63	2.03	.21
Less distributions from: Net investment income	(.28)	(.32)	(.26)	(.22)	(.19)
Net realized gains	(.93)	(.66)	(.36)	—	—
Total distributions	(1.21)	(.98)	(.62)	(.22)	(.19)
Net asset value, end of period	$ 19.40	$ 20.40	$ 19.01	$ 15.00	$ 13.19
Total Return (%)	.92[b]	13.05[b]	31.68[b]	15.42	1.50
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12	7	5	47	45
Ratio of expenses before expense reductions (%)	.67	.62	.59	.60	.58
Ratio of expenses after expense reductions (%)	.58	.58	.58	.60	.58
Ratio of net investment income (loss) (%)	1.53	1.45	2.11	1.70	1.49
Portfolio turnover rate (%)	3	3	4[c]	4	6

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

Class B2	Years Ended December 31,
	2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 20.40	$ 18.99	$ 14.99	$ 13.18	$ 13.15
Income (loss) from investment operations: Net investment income (loss)[a]	.28	.27	.23	.22	.18
Net realized and unrealized gain (loss)	(.10)	2.09	4.37	1.78	.02
Total from investment operations	.18	2.36	4.60	2.00	.20
Less distributions from: Net investment income	(.26)	(.29)	(.24)	(.19)	(.17)
Net realized gains	(.93)	(.66)	(.36)	—	—
Total distributions	(1.19)	(.95)	(.60)	(.19)	(.17)
Net asset value, end of period	$ 19.39	$ 20.40	$ 18.99	$ 14.99	$ 13.18
Total Return (%)	.76[b]	13.00[b]	31.44[b]	15.26[b]	1.43
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17	19	20	19	18
Ratio of expenses before expense reductions (%)	.74	.74	.74	.75	.73
Ratio of expenses after expense reductions (%)	.68	.68	.72	.74	.73
Ratio of net investment income (loss) (%)	1.42	1.35	1.39	1.55	1.34
Portfolio turnover rate (%)	3	3	4[c]	4	6

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Deutsche Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. Deutsche Equity 500 Index VIP (the "Fund") is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers three classes of shares to investors: Class A shares, Class B shares and Class B2 shares. Class B and Class B2 shares are subject to Rule 12b-1 distribution fees under the 1940 Act equal to an annual rate of 0.25% of Class B and Class B2 shares average daily net assets. In addition, Class B and Class B2 shares are subject to record keeping fees equal to an annual rate up to 0.15% of average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and record keeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. During the year ended December 31, 2015, the Fund invested the cash collateral in Daily Assets Fund, an affiliated money market fund managed by Deutsche Investment Management Americas Inc. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.08% annualized effective rate as of December 31, 2015) on the cash collateral invested in Daily Assets Fund. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of December 31, 2015, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At December 31, 2015, the Fund's components of distributable earnings (accumulated gains) on a tax basis were as follows:

Undistributed ordinary income	$ 11,085,462
Undistributed long-term capital gains	$ 39,563,699
Unrealized appreciation (depreciation) on investments	$ 209,619,788

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended December 31,
	2015	2014
Distributions from ordinary income*	$ 10,895,561	$ 12,972,415
Distributions from long-term capital gains	$ 28,145,698	$ 19,117,591

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Real Estate Investment Trusts. The Fund periodically recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial statement purposes and a recharacterization will be made within the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2015, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default. Upon a futures contract close out or expiration, realized gain or loss is recognized.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of December 31, 2015 is included in a table following the Fund's Investment Portfolio. For the year ended December 31, 2015, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $3,155,000 to $8,552,000.

The following tables summarize the value of the Fund's derivative instruments held as of December 31, 2015 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Liability Derivative	Futures Contracts
Equity Contracts (a)	$ (6,410)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended December 31, 2015 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$ 523,959
The above derivative is located in the following Statement of Operations account: (a) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$ (142,149)
The above derivative is located in the following Statement of Operations account: (a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the year ended December 31, 2015, purchases and sales of investment securities (excluding short-term investments) aggregated $19,175,828 and $82,438,316, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund's subadvisor. Northern Trust Investments, Inc. ("NTI") serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $1 billion of the Fund's average daily net assets	.200%
Next $1 billion of such net assets	.175%
Over $2 billion of such net assets	.150%

Accordingly, for the year ended December 31, 2015, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.20% of the Fund's average daily net assets.

For the period from January 1, 2015 through April 30, 2016, the Advisor had contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.33%
Class B	.58%
Class B2	.68%

Effective May 1, 2016 through September 30, 2016, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.33%
Class B	.62%
Class B2	.72%

For the year ended December 31, 2015, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$ 40,957
Class B	9,365
Class B2	10,132
$ 60,454

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2015, the Administration Fee was $616,144, of which $48,195 is unpaid.

Distribution Service Agreement. DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, is the Fund's distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B and B2 shares. For the year ended December 31, 2015, the Distribution Service Fees were as follows:

Distribution Service Fees	Total Aggregated	Unpaid at December 31, 2015
Class B	$ 25,872	$ 2,597
Class B2	44,983	3,669
	$ 70,855	$ 6,266

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement among DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee they receive from the Fund. For the year ended December 31, 2015, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at December 31, 2015
Class A	$ 481	$ 79
Class B	91	14
Class B2	61	10
	$ 633	$ 103

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended December 31, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $17,859, of which $8,970 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the year ended December 31, 2015, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $4,543.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2015.

F. Ownership of the Fund

At December 31, 2015, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 48% and 17%, respectively. At December 31, 2015, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class B shares of the Fund, owning 63% and 21%. At December 31, 2015, one participating insurance company was a beneficial owner of record of 96% of the total outstanding Class B2 shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Deutsche Investments VIT Funds and the Shareholders of Deutsche Equity 500 Index VIP:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Deutsche Equity 500 Index VIP (formerly DWS Equity 500 Index VIP) (the "Fund") at December 31, 2015, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian, brokers and transfer agent, and the application of alternative auditing procedures where such confirmations had not been received, provide a reasonable basis for our opinion.

Boston, Massachusetts February 12, 2016	PricewaterhouseCoopers LLP

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2015 to December 31, 2015).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2015
Actual Fund Return	Class A	Class B	Class B2
Beginning Account Value 7/1/15	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 12/31/15	$ 1,000.50	$ 999.50	$ 998.50
Expenses Paid per $1,000*	$ 1.66	$ 2.92	$ 3.43
Hypothetical 5% Fund Return	Class A	Class B	Class B2
Beginning Account Value 7/1/15	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 12/31/15	$ 1,023.54	$ 1,022.28	$ 1,021.78
Expenses Paid per $1,000*	$ 1.68	$ 2.96	$ 3.47

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class B2
Deutsche Equity 500 Index VIP	.33%	.58%	.68%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at deutschefunds.com/EN/resources/calculators.jsp.

Tax Information (Unaudited)

The fund paid distributions of $0.91 per share from net long-term capital gains during its year ended December 31, 2015.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $43,619,000 as capital gain dividends for its year ended December 31, 2015.

For corporate shareholders, 100% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund's fiscal year ended December 31, 2015 qualified for the dividends received deduction.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, contact your insurance provider.

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche Equity 500 Index VIP’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") and sub-advisory agreement (the "Sub-Advisory Agreement" and together with the Agreement, the "Agreements") between DIMA and Northern Trust Investments, Inc. ("NTI") in September 2015.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board also requested and received information regarding DIMA’s oversight of Fund sub-advisers, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2014, the Fund’s performance (Class A shares) was in the 1st quartile, 2nd quartile, and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2014, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA and NTI related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	106	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	106	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (provider of disease and care management services) (2003–2014); Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	106	Portland General Electric[2] (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); former Directorships: Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	106	Director, Becton Dickinson and Company[2] (medical technology company)
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (retail) (1978–1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	106	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	106	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Chair, Independent Directors Council; Investment Company Institute (executive and nominating committees); formerly, Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	106	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	106	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	106	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	106	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996). Directorships: The William and Flora Hewlett Foundation (charitable organization); former Directorships: Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	106	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Brian E. Binder[8] (1972) President and Chief Executive Officer, 2013–present	Managing Director[3] and Head of Fund Administration, Deutsche Asset Management (2013–present); formerly: Head of Business Management and Consulting at Invesco, Ltd. (2010–2012)
John Millette[7] (1962) Vice President and Secretary, 1999–present	Director,[3] Deutsche Asset Management; Chief Legal Officer and Secretary, Deutsche Investment Management Americas Inc. (since 2015); and Director and Vice President, DeAWM Trust Company (since 2016)
Melinda Morrow[6] (1970) Vice President, 2012–present	Director,[3] Deutsche Asset Management
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present	Managing Director,[3] Deutsche Asset Management; and Chairman, Director and President, DeAWM Trust Company (since 2013); formerly, Director, DeAWM Trust Company (2004–2013)
Caroline Pearson[7] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] Deutsche Asset Management; Secretary, DeAWM Distributors, Inc; and Secretary, DeAWM Service Company
Robert Kloby[6] (1962) Chief Compliance Officer, 2006–present	Managing Director,[3] Deutsche Asset Management
Wayne Salit[6] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Asset Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Hepsen Uzcan[6] (1974) Assistant Secretary, 2013–present	Director,[3] Deutsche Asset Management
Paul Antosca[7] (1957) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Jack Clark[7] (1967) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Diane Kenneally[7] (1966) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

vit-equ500-2 (R-025817-5  2/16)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. Paul K. Freeman, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

deutsche Equity 500 index VIP
form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2015	$50,722	$0	$0	$0
2014	$49,382	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2015	$0	$30,661	$0
2014	$0	$63,439	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2015	$0	$30,661	$0	$30,661
2014	$0	$63,439	$0	$63,439

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2014 and 2015 financial statements, the Fund entered into an engagement letter with PwC. The terms of the 2015 engagement letter required by PwC, and agreed to by the Fund’s Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or the services provided there-under.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Equity 500 Index VIP, a series of Deutsche Investments VIT Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 22, 2016